Property and Equipment - Summary of Property and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 15,608	$ 11,819
Less: accumulated depreciation		(11,293)	(9,507)
Property and equipment, net	7,135	4,315	2,312
Software and Software Development Costs and Hosted Software Configuration Costs [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		3,564	1,833
Computer hardware [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		9,346	7,357
Furniture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		1,750	1,674
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 948	$ 955